Subsequent Events (Details) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 18, 2023	Apr. 14, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Sep. 14, 2022	Nov. 13, 2020	Jun. 30, 2020
Subsequent Events
Common stock, par value				$ 0.01	$ 0.01	$ 0.01
Price per share								$ 6.00
Exercise price of warrants							$ 8.85
Proceeds from issuance of common stock			$ 203,438	$ 983,195	$ 7,633,045
Warrants to purchase shares of common stock				1,465,083	1,550,402	1,181,169			6,418
Subsequent Events | Securities purchase agreement
Subsequent Events
Number of shares agreed to issue and sell	563,380
Common stock, par value	$ 3.30
Proceeds from issuance of common stock	$ 1,859,154
Warrants to purchase shares of common stock	1,009,950
Proceeds from warrant exercises	$ 3,332,835
Shares issued upon exercise of warrants	1,573,330
Proceeds from offering after deducting placement fee and legal expense	$ 4,780,000
Legal expense	50,000
Placement fee	$ 363,000
Subsequent Events | Registered direct offering | Securities purchase agreement
Subsequent Events
Number of shares agreed to issue and sell		563,380
Common stock, par value		$ 0.01
Price per share		$ 3.30
Warrants to purchase shares of common stock agreed to issue and sell		1,009,950
Price per warrant		$ 3.299
Exercise price of warrants		0.001
Subsequent Events | Private placement | Securities purchase agreement
Subsequent Events
Exercise price of warrants		$ 3.30
Shares issued upon exercise of warrants		1,573,330